Income Tax Benefits (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current		$ 22
Total income tax benefit	$ 18	$ 22